CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	1,000,000,001	2,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	1,000,000,000	2,000,000,000
Ordinary shares, shares issued	267,970,405	256,998,306
Ordinary shares, shares outstanding	255,592,322	250,732,061
Treasury shares	12,378,083	6,266,245
Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	71,870,411	102,115,140
Ordinary shares, shares issued	62,051,348	72,923,447
Ordinary shares, shares outstanding	62,051,348	72,923,447
Common Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	71,870,411	102,115,140
Ordinary shares, shares issued	8,919,063	23,110,819
Ordinary shares, shares outstanding	0	0